Schedule I-Parent Company Financial Information - Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Advance to supplier		$ 25,000
Non-current assets
Investment in subsidiaries	7,983,271	6,300,752
Deferred offering cost	316,179	144,000
Total assets	8,299,450	6,469,752
Equity:
Common stock (par value $0.00001 per share, 5,000,000 shares authorized)	50	50
Retained earnings	7,829,173	6,322,471
Accumulated other comprehensive income	(382,372)	(248,632)
Total equity	7,446,851	6,073,889
Total liabilities and shareholders’ equity	8,299,450	6,469,752
Related Party
Liabilities
Due to related party	$ 852,599	$ 395,863